Document And Entity Information	Oct. 15, 2026
Document Information [Line Items]
Entity, Registrant Name	MANNATECH, INCORPORATED
Document, Type	8-K
Document, Period End Date	Oct. 15, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	000-24657
Entity, Tax Identification Number	75-2508900
Entity, Address, Address Line One	1410 Lakeside Parkway, Suite 200
Entity, Address, City or Town	Flower Mound
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75028
City Area Code	972
Local Phone Number	471-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MTEX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001056358